Concession Contract Assets - Summary of Changes in Concession Contract Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Effects of IFRS 15 first-time adoption (Notes 15 and 19)	R$ 1,714
Additions (Note 15e)	893	R$ 25	R$ 2,271
Inflation adjustment	88
Adjustment to expected contract cash flow from the concession	13
Amounts received	(161)
Transfers to financial assets	(27)
Transfers to intangible assets	(750)
Transfers to PP&E	1
Provision for impairment	(42)
Ending balance	1,729
Transmission [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Effects of IFRS 15 first-time adoption (Notes 15 and 19)	1,092
Additions (Note 15e)	96
Inflation adjustment	88
Adjustment to expected contract cash flow from the concession	13
Amounts received	(161)
Transfers to PP&E	1
Ending balance	1,129
Distribution [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Effects of IFRS 15 first-time adoption (Notes 15 and 19)	532
Additions (Note 15e)	727
Transfers to financial assets	(27)
Transfers to intangible assets	(672)
Provision for impairment	(42)
Ending balance	518
Gas [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Effects of IFRS 15 first-time adoption (Notes 15 and 19)	90
Additions (Note 15e)	70
Transfers to intangible assets	(78)
Ending balance	R$ 82